SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Measurement Inputs (Details) - Derivative Financial Instruments, Put Right Liabilities	Sep. 30, 2021	Sep. 13, 2021	Jun. 22, 2021
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.67	10.03	17.32
Strike Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	14.86	14.86	14.86
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	95	95	95
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.07	0.07	0.10